Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE
NOTE 12:-	BASIC AND DILUTED LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted loss per Ordinary share:

	Year Ended December 31,
	2021	2020	2019

Numerator:
Allocation of loss	$42,601	$36,869	$6,905
Preferred share preference	-	3,933	6,422
Deemed dividend	-	2,114	-

Allocation of loss attributable to Ordinary shareholders	$42,601	$42,916	$13,327

Denominator:
Weighted average Ordinary shares outstanding	18,721,528	9,582,405	562,451

Basic and diluted loss per share	$2.28	$4.48	$23.69

The potential ordinary shares that were excluded from the computation of diluted loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	December 31,
	2021	2020	2019
	Number of Ordinary shares

Ordinary share options	1,995,749	1,583,210	1,313,359
Warrants	218,521	867,040	3,009,769
Preferred shares	-	-	12,520,977

	2,214,270	2,450,250	16,844,105